Stock-Based Compensation (Flexible Stock Plan Options) (Details) - shares shares in Millions	Dec. 31, 2016	Dec. 31, 2015
Maximum Number of Authorized Shares
Unexercised options	2.3	3.1
Outstanding stock units—unvested		1.6
Flexible Stock Plan
Shares Available for Issuance
Unexercised options	2.3
Outstanding stock units—vested	3.7
Outstanding stock units—unvested	1.3
Available for grant	10.5
Authorized for issuance at December 31, 2016	17.8
Maximum Number of Authorized Shares
Unexercised options	2.3
Outstanding stock units—vested	7.2
Outstanding stock units—unvested	3.7
Available for grant	10.5
Authorized for issuance at December 31, 2016	23.7